Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Axonic Strategic Income Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	6.78%	8.89%	9.21%	(5.31%)	6.36%	(0.03%)